Sources of finance - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity | £	[1]	£ 8,415.8				£ 9,784.3		£ 9,960.5	£ 9,812.2
Total committed facilities available | £		6,309.8
Undrawn committed credit facility | £		2,005.6				2,074.7
Borrowings | £		4,272.9				6,217.9
Issued capital and share premium [member]
Disclosure of detailed information about financial instruments [line items]
Total equity | £		703.1				£ 703.0		£ 701.8
US$ bonds due September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 377.0	$ 500
Bonds interest rate		3.625%	3.625%	3.625%	3.625%
US$ bonds due September 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 565.5	$ 750
Bonds interest rate		3.75%	3.75%	3.75%	3.75%
US$ bonds due September 2042 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 70.0	$ 93
Bonds interest rate		5.125%	5.125%	5.125%	5.125%
US$ bonds due November 2043 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 165.8	$ 220
Bonds interest rate		5.625%	5.625%	5.625%	5.625%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 211.6		€ 250
Floating basis		3m EURIBOR
Adjustment to floating basis		0.32%	0.32%	0.32%	0.32%
Euro bonds due November 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 634.9		€ 750
Bonds interest rate		3.00%	3.00%	3.00%	3.00%
Euro bonds due September 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 634.9		€ 750
Bonds interest rate		2.25%	2.25%	2.25%	2.25%
Euro bonds due March 2030 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 507.9		€ 600
Bonds interest rate		1.625%	1.625%	1.625%	1.625%
Eurobonds Due March 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 423.3		€ 500
Bonds interest rate		1.375%	1.375%	1.375%	1.375%
Eurobonds Due March 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 211.6		€ 250
Floating basis		3m EURIBOR
Adjustment to floating basis		0.45%	0.45%	0.45%	0.45%
Sterling bonds due September 2046 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | £		£ 400.0
Bonds interest rate		2.875%	2.875%	2.875%	2.875%
US revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			$ 2,500
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		1.11%	1.11%	1.11%	1.11%	0.96%	0.96%
Borrowings			$ 72				$ 125
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent							$ 72
Australian revolving credit facilities due 2019 (prior to extension) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					$ 150
Australian revolving credit facilities due 2020 (after extension) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					150
Australian revolving credit facilities due 2021 (after reduction in December 2019) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					270
Australian revolving credit facilities due 2021 (before reduction in December 2019) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					370
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					270
Borrowings averaged equivalent					$ 310
US revolving credit facilities march 2024 (prior to extension) [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			2,500
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		2.46%	2.46%	2.46%	2.46%	2.28%	2.28%
Borrowings			$ 41				$ 540
Euro commercial paper [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €				€ 0
Euro commercial paper [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £		£ 255.0				£ 0.0

[1]	Figures have been restated, as described in the accounting policies.